(registered trademark)
FIDELITY
MONEY MARKET
TRUST:
RETIREMENT
GOVERNMENT
MONEY MARKET
PORTFOLIO
SEMIANNUAL REPORT
FEBRUARY 28, 1997
RGM-SANN-0497
29406
CONTENTS



SCHEDULES OF INVESTMENTS & FINANCIAL STATEMENTS

 INVESTMENTS                                      3     A complete list of the fund's
                                                        investments with their market
                                                        values.

 FINANCIAL STATEMENTS                             5     Statements of assets and liabilities,
                                                        operations, and changes in net
                                                        assets,
                                                        as well as financial highlights.

NOTES                                             9     Notes to the financial statements.


THE FUND SEEKS TO OBTAIN AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY BY INVESTING IN MONEY MARKET SECURITIES ISSUED OR GUARANTEED AS TO PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT, OR BY ANY OF ITS AGENCIES OR INSTRUMENTALITIES.

INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE
FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR
FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL THE APPROPRIATE NUMBER LISTED BELOW. READ
THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
 RETIREMENT PLAN LEVEL ACCOUNTS
  CORPORATE CLIENTS  1-800-962-1375
  "NOT FOR PROFIT" CLIENTS 1-800-343-0860
 FINANCIAL AND OTHER INSTITUTIONS
  NATIONWIDE  1-800-843-3001
INVESTMENTS FEBRUARY 28, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investments in Securities


FEDERAL AGENCIES - 44.7%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FEDERAL FARM CREDIT BANK - AGENCY COUPONS (A) - 2.3%
3/3/97 5.59% $ 60,000,000 $ 59,998,732
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 5.2%
3/2/97 5.35  93,000,000  92,957,304
3/28/97 5.30  46,000,000  45,982,317
   138,939,621
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 1.0%
5/29/97 5.32  28,000,000  27,636,929
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 0.8%
3/7/97 5.31  22,000,000  21,980,878
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 22.0%
3/3/97 5.27  119,000,000  118,991,825
3/3/97 5.34  65,000,000  65,271,518
3/3/97 5.40  31,000,000  31,000,000
3/3/97 5.42  121,000,000  120,944,546
3/4/97 5.33  32,000,000  31,984,255
3/4/97 5.35  61,000,000  60,963,743
3/9/97 5.40  49,000,000  48,966,947
3/13/97 5.43  25,000,000  24,984,511
3/20/97 5.49  30,000,000  29,998,345
5/1/97 5.46  58,000,000  57,984,388
   591,090,078
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 12.1%
4/21/97 5.40  33,000,000  32,754,563
4/28/97 5.39  47,000,000  46,602,459
5/21/97 5.31  30,000,000  29,645,625
5/29/97 5.32  18,000,000  17,766,598
6/13/97 5.35  57,000,000  56,142,910
6/17/97 5.37  25,000,000  24,605,875
7/24/97 5.41  43,000,000  42,087,266
7/28/97 5.35  15,705,000  15,366,019
7/28/97 5.41  50,000,000  48,909,403
8/25/97 5.40  11,000,000  10,715,522
   324,596,240
STUDENT LOAN MARKETING ASSOC. - AGENCY COUPONS (A) - 1.3%
3/3/97 5.39  35,000,000  35,000,000
TOTAL FEDERAL AGENCIES    1,199,242,478
U.S. TREASURY OBLIGATIONS - 13.0%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY BILLS - 10.6%
4/3/97 5.54% $ 59,000,000 $ 58,715,788
4/3/97 5.55  53,000,000  52,744,452
8/21/97 5.63  13,000,000  12,667,024
8/21/97 5.66  13,000,000  12,665,774
8/21/97 5.67  47,500,000  46,276,405
9/18/97 5.68  26,000,000  25,219,003
9/18/97 5.70  16,000,000  15,518,493
9/18/97 5.71  32,000,000  31,034,754
3/5/98 5.67  15,000,000  14,186,688
3/5/98 5.68  15,000,000  14,185,550
   283,213,931
U.S. TREASURY NOTES - 2.4%
11/15/97 5.46  65,000,000  65,755,703
TOTAL U.S. TREASURY
OBLIGATIONS    348,969,634
MEDIUM-TERM NOTES - 0.2%
Export-Import Bank, U.S. (as guarantor for K.A. Leasing, Ltd.) (b)
3/15/97 5.44 (a)  4,842,058  4,842,058
REPURCHASE AGREEMENTS - 42.1%
 MATURITY
 AMOUNT
In a joint trading account (Note 3):
 (U.S. Government Obligations)
  dated 2/20/97 due 3/6/97:
   At 5.31% $ 91,187,915   91,000,000
 (U.S. Government Obligations)
  dated 2/21/97 due 3/7/97:
   At 5.30%  69,142,217   69,000,000
 (U.S. Government Obligations)
  dated 2/28/97 due 3/3/97:
   At 5.43%  969,943,927   969,505,000
TOTAL REPURCHASE AGREEMENTS    1,129,505,000
TOTAL INVESTMENTS - 100%  $2,682,559,170
Total Cost for Income Tax Purposes  $  2,682,559,170
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Export-Import Bank, U.S.
 (as guarantor for
 K.A. Leasing, Ltd.) 7/8/94 $ 4,842,058
INCOME TAX INFORMATION
At August 31, 1996, the fund had a capital loss carryforward of approximately $336,000 of which $4,000, $47,000, $178,000, $105,000 and
$2,000 will expire on August 31, 2000, 2001, 2002, 2003 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 FEBRUARY 28, 1997 (UNAUDITED)

3.ASSETS

Investment in securities, at value (including repurchase agreements of $1,129,505,000) -                   $ 2,682,559,170
See accompanying schedule

Cash                                                                                                        1,654,479

Interest receivable                                                                                         9,070,314

 4.TOTAL ASSETS                                                                                             2,693,283,963

5.LIABILITIES

Payable for investments purchased                                                           $ 28,372,238

Distributions payable                                                                        322,020

Accrued management fee                                                                       864,515

Other payables and accrued expenses                                                          19,483

 6.TOTAL LIABILITIES                                                                                        29,578,256

7.NET ASSETS                                                                                               $ 2,663,705,707

Net Assets consist of:

Paid in capital                                                                                            $ 2,663,938,496

Accumulated net realized gain (loss) on investments                                                         (232,789)

8.NET ASSETS, for 2,663,938,496 shares outstanding                                                         $ 2,663,705,707

9.NET ASSET VALUE, offering price and redemption price per share                                            $1.00
($2,663,705,707 (divided by) 2,663,938,496 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)

10.11.INTEREST INCOME                                                    $ 71,512,231

12.EXPENSES

Management fee                                             $ 5,475,314

Non-interested trustees' compensation                       24,983

 Total expenses before reductions                           5,500,297

 Expense reductions                                         (404,765)     5,095,532

13.NET INTEREST INCOME                                                    66,416,699

14.15.NET REALIZED GAIN (LOSS) ON INVESTMENTS                             5,533


16.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 66,422,232


STATEMENT OF CHANGES IN NET ASSETS

                                                                                          SIX MONTHS         YEAR
                                                                                          ENDED              ENDED
                                                                                          FEBRUARY 28,       AUGUST 31,
                                                                                          1997

                                                                                          (UNAUDITED)        1996

17.INCREASE (DECREASE) IN NET ASSETS

Operations                                                                                $ 66,416,699       $ 126,313,882
Net interest income

 Net realized gain (loss)                                                                  5,533              (1,541)

 18.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        66,422,232         126,312,341

Distributions to shareholders from net interest income                                     (66,416,699)       (126,313,882)

Share transactions at net asset value of $1.00 per share                                   1,257,389,949      2,194,070,961
Proceeds from sales of shares

 Reinvestment of distributions from net interest income                                    66,260,300         124,852,098

 Cost of shares redeemed                                                                   (1,182,557,006)    (2,066,690,779)

19. NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS     141,093,243        252,232,280

  20.TOTAL INCREASE (DECREASE) IN NET ASSETS                                               141,098,776        252,230,739

21.NET ASSETS

 Beginning of period                                                                       2,522,606,931      2,270,376,192

 End of period                                                                            $ 2,663,705,707    $ 2,522,606,931



FINANCIAL HIGHLIGHTS

      SIX MONTHS          YEARS ENDED AUGUST 31,                     TEN MONTHS
      ENDED                                                          ENDED
      FEBRUARY 28, 1997                                              AUGUST 31,



                                           (UNAUDITED)   1996          1995          1994          1993          1992

22.SELECTED PER-SHARE DATA

Net asset value, beginning of period       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

Income from Investment Operations           .025          .052          .053          .032          .029          .034
Net interest income

Less Distributions

 From net interest income                   (.025)        (.052)        (.053)        (.032)        (.029)        (.034)

Net asset value, end of period             $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

23.TOTAL RETURN B, C                        2.57%         5.36%         5.46%         3.27%         2.95%         3.47%

24.RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)    $ 2,663,706   $ 2,522,607   $ 2,270,376   $ 1,655,404   $ 1,393,583   $ 1,236,529

Ratio of expenses to average net assets     .42% A        .37%          .42%          .42%          .42%          .42% A
                                                         E

Ratio of expenses to average net assets     .39% A,       .34%          .42%          .42%          .42%          .42% A
after expense reductions                   D             D

Ratio of net interest income to average     5.07% A       5.27%         5.38%         3.26%         2.90%         4.08% A
net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Retirement Government Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $4,842,058 or 0.2% of net assets.
3. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were $91,187,915 at 5.31%, $69,142,217 at 5.30%, and
$969,943,927 at 5.43%, respectively. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED FEBRUARY 20, 1997, DUE MARCH 6, 1997 AT 5.31%
Number of dealers or banks 2
Maximum amount with one dealer or bank 66.7%
Aggregate principal amount of agreements $600,000,000
Aggregate maturity amount of agreements $601,239,000
Aggregate market value of transferred assets $610,868,487
Coupon rates of transferred assets 0% to 7.92%
Maturity dates of transferred assets 1/1/00 to 11/1/35
DATED FEBRUARY 21, 1997, DUE MARCH 7, 1997  AT 5.30%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $325,000,000
Aggregate maturity amount of agreements $325,669,861
Aggregate market value of transferred assets $328,785,882
Coupon rates of transferred assets 0% to 7.92%
Maturity dates of transferred assets 1/1/00 to 11/1/35
DATED FEBRUARY 28, 1997, DUE MARCH 3, 1997 AT 5.43%
Number of dealers or banks 5
Maximum amount with one dealer or bank 38.5%
Aggregate principal amount of agreements $1,787,784,000
Aggregate maturity amount of agreements $1,788,593,389
Aggregate market value of transferred assets $1,834,723,804
Coupon rates of transferred assets 0% to 13.50%
Maturity dates of transferred assets 10/1/97 to 11/1/35
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .42% of the fund's average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
5. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $404,765 under these arrangements.






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Sarah H. Zenoble, VICE PRESIDENT
Leland C. Barron, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND
SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY


(registered trademark)
FIDELITY
MONEY MARKET
TRUST:
RETIREMENT
MONEY MARKET
PORTFOLIO
SEMIANNUAL REPORT
FEBRUARY 28, 1997
RGM-SANN-0497
29605
CONTENTS

CHECK PAGE NUMBERS !!!



SCHEDULES OF INVESTMENTS & FINANCIAL STATEMENTS

 INVESTMENTS                                      3     A complete list of the fund's
                                                        investments with their market
                                                        values.

 FINANCIAL STATEMENTS                             8     Statements of assets and liabilities,
                                                        operations, and changes in net
                                                        assets,
                                                        as well as financial highlights.

NOTES                                             12    Notes to the financial statements.


THE FUND SEEKS TO OBTAIN AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY BY INVESTING IN
HIGH-QUALITY, SHORT-TERM MONEY MARKET SECURITIES.

INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE
FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR
FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL THE APPROPRIATE NUMBER LISTED BELOW. READ
THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
 RETIREMENT PLAN LEVEL ACCOUNTS
  CORPORATE CLIENTS  1-800-962-1375
  "NOT FOR PROFIT" CLIENTS 1-800-343-0860
 FINANCIAL AND OTHER INSTITUTIONS
  NATIONWIDE  1-800-843-3001
INVESTMENTS FEBRUARY 28, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investments in Securities


BANKERS' ACCEPTANCES - 0.0%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
DOMESTIC BANKERS' ACCEPTANCES - 0.0%
Chase Manhattan Bank
6/25/97 5.61% $ 2,560,035 $ 2,515,078
CERTIFICATES OF DEPOSIT - 39.2%
DOMESTIC CERTIFICATES OF DEPOSIT - 0.7%
Chase Manhattan Bank (USA)
3/10/97 5.77  25,000,000  25,000,000
7/28/97 5.55  21,000,000  21,000,000
   46,000,000
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 26.7%
ABN-AMRO Bank
3/10/97 5.40  25,000,000  25,000,000
Australia & New Zealand Bank
3/31/97 5.40  50,000,000  50,000,207
Bank of Montreal
6/24/97 5.38  50,000,000  50,000,000
Bank of Nova Scotia
3/17/97 5.47  35,000,000  35,000,000
6/10/97 6.02  5,000,000  4,997,227
Bank of Tokyo - Mitsubishi Ltd.
3/3/97 5.50  38,000,000  38,000,000
3/20/97 5.50  10,000,000  10,000,598
5/5/97 5.60  16,000,000  16,000,000
5/7/97 5.48  8,000,000  8,001,175
5/27/97 5.48  29,000,000  29,000,000
5/30/97 5.48  9,000,000  9,000,000
6/3/97 5.53  32,000,000  32,000,000
6/4/97 5.53  6,000,000  6,000,000
Banque Nationale de Paris
3/3/97 5.38  15,000,000  15,000,000
3/3/97 5.48  100,000,000  99,999,361
3/10/97 5.77  25,000,000  25,000,000
3/26/97 5.40  25,000,000  25,000,000
4/7/97 5.37  22,000,000  22,000,000
Barclays Bank PLC
1/26/98 5.80  25,000,000  24,986,560
Bayerische Hypotheken-und Weschel
5/12/97 5.37  15,000,000  15,000,273
Bayerische Landesbank Girozentrale
4/7/97 5.40  35,000,000  35,000,000
4/22/97 5.58 (a)  32,000,000  32,000,000
Caisse Nationale de Credit Agricole
3/24/97 5.62  75,000,000  75,000,000
4/7/97 5.40  25,000,000  25,000,000

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Canadian Imperial Bank of Commerce
3/14/97 5.30% $ 75,000,000 $ 75,000,270
Commerzbank, Germany
3/5/97 5.38  13,000,000  13,000,000
Den Danske Bank A/S
4/23/97 5.44  10,000,000  10,000,000
7/28/97 5.52  10,000,000  10,001,980
Deutsche Bank, Germany
5/28/97 5.34  75,000,000  75,000,000
Dresdner Bank, A.G., Germany
6/18/97 5.37  45,000,000  45,000,000
Landesbank Hessen - Thuringen
9/5/97 6.20  25,000,000  25,001,228
National Westminster Bank PLC
3/10/97 5.43  30,000,000  30,000,000
5/1/97 5.42  13,000,000  13,000,359
8/6/97 5.50  30,000,000  30,000,000
Rabobank Nederland, N.V.
6/16/97 5.50  20,000,000  20,000,000
Royal Bank of Canada
3/3/98 5.82  25,000,000  24,995,176
Sanwa Bank Ltd.
3/27/97 5.71  11,000,000  11,000,000
4/14/97 5.53  15,000,000  14,999,734
4/18/97 5.50  33,000,000  33,000,000
5/21/97 5.50  5,000,000  5,000,442
5/27/97 5.50  11,000,000  11,000,262
Societe Generale, France
3/21/97 5.40  26,000,000  26,000,316
3/24/97 5.38  50,000,000  50,000,000
6/10/97 5.53  11,000,000  11,010,534
7/25/97 5.55  40,000,000  40,000,000
7/28/97 5.55  15,000,000  15,000,000
Sumitomo Bank Ltd.
3/6/97 5.57  14,000,000  14,000,000
4/1/97 5.51  20,000,000  20,000,000
4/3/97 5.60  15,000,000  15,000,000
4/8/97 5.58  10,000,000  10,000,000
5/19/97 5.52  19,000,000  19,000,000
5/19/97 5.54  6,000,000  6,000,000
5/27/97 5.50  13,000,000  13,000,000
5/27/97 5.51  6,000,000  6,000,000
5/30/97 5.52  6,000,000  6,000,000
Swiss Bank Corp.
4/23/97 5.41  50,000,000  50,000,000
5/19/97 5.40  15,000,000  15,000,000
7/16/97 5.40  39,000,000  39,000,000
8/4/97 5.50  25,000,000  25,000,000
CERTIFICATES OF DEPOSIT  - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Westdeutsche Landesbank
3/10/97 5.40% $ 10,000,000 $ 10,000,000
4/9/97 5.45  15,000,000  15,000,000
4/21/97 5.50  10,000,000  10,000,000
Westpac Banking Corp.
3/19/97 5.48  35,000,000  35,000,000
Westpac Capital Corp.
3/31/97 5.48  15,000,000  15,000,000
   1,617,995,702
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 11.8%
ABN-AMRO Bank
3/17/97 5.37  15,000,000  15,000,264
7/24/97 5.45  10,000,000  10,000,688
Abbey National, Treasury Services
3/17/97 5.43  30,000,000  30,000,000
4/24/97 5.42  25,000,000  24,999,910
8/20/97 5.44  75,000,000  75,000,000
3/4/98 5.87  27,000,000  27,000,000
Banco Bilbao Vizcaya, S.A.
4/30/97 5.43  10,000,000  10,000,164
5/19/97 5.39  10,000,000  10,000,216
Bank of Nova Scotia
3/6/97 5.40  25,000,000  25,000,000
Bank of Tokyo - Mitsubishi Ltd.
3/3/97 5.48  14,000,000  14,000,007
Banque Nationale de Paris
6/30/97 5.44  15,000,000  15,001,403
Bayerische Hypotheken-und Weschel
4/7/97 5.37  50,000,000  50,000,510
Bayerische Landesbank Girozentrale
7/29/97 5.51  28,000,000  28,005,580
Bayerische Vereinsbank A.G.
3/3/97 5.38  30,000,000  30,000,012
3/10/97 5.80  16,000,000  16,000,000
3/11/97 5.42  5,000,000  5,000,014
8/26/97 5.44  9,000,000  8,999,965
Berliner Handels-und Frankfurter Bank
6/4/97 5.47  25,000,000  25,000,630
Canadian Imperial Bank of Commerce
3/19/97 5.45  15,000,000  15,000,000
Commerzbank, Germany
6/23/97 5.51  15,000,000  15,000,462
Den Danske Bank A/S
5/20/97 5.35  8,000,000  8,000,059
8/18/97 5.43  17,000,000  17,003,062
National Westminster Bank PLC
4/22/97 5.41  10,000,000  10,000,071
5/1/97 5.42  5,000,000  5,000,227

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Rabobank Nederland, N.V.
4/2/97 5.37% $ 38,500,000 $ 38,500,094
Sanwa Bank Ltd.
3/19/97 5.45  5,000,000  5,000,442
4/11/97 5.54  17,000,000  17,000,384
Societe Generale, France
7/18/97 5.55  40,000,000  40,000,215
Toronto-Dominion Bank
3/5/97 5.38  25,000,000  25,000,000
6/19/97 5.50  50,000,000  50,000,000
Westdeutsche Landesbank
4/7/97 5.40  50,000,000  50,000,507
   714,514,886
TOTAL CERTIFICATES OF DEPOSIT   2,378,510,588
COMMERCIAL PAPER - 29.0%
ABN-AMRO North America Finance, Inc.
3/6/97 5.47  6,200,000  6,195,342
5/27/97 5.35  15,000,000  14,808,600
AVCO Financial Services
3/5/97 5.38  10,000,000  9,994,112
Abbey National, North America
8/25/97 5.44  50,000,000  48,698,313
Abbey National, Treasury Services
3/10/97 5.69  14,433,000  14,413,047
Associates Corp. of North America
3/25/97 5.49  27,000,000  26,902,620
BHF Finance (Delaware), Inc.
4/30/97 5.42  5,000,000  4,955,417
BMW US Capital Corp.
4/24/97 5.34  20,000,000  19,841,300
Bear Stearns Cos., Inc.
3/19/97 5.47  35,000,000  34,905,500
3/24/97 5.49  10,000,000  9,965,372
5/28/97 5.35  20,000,000  19,741,866
Beneficial Corp.
3/5/97 5.51  15,000,000  14,990,900
3/17/97 5.48  12,000,000  11,971,146
3/18/97 5.46  50,000,000  49,872,736
CIESCO, L.P.
3/3/97 5.34  23,000,000  22,993,228
3/4/97 5.34  30,000,000  29,986,750
CIT Group Holdings, Inc.
3/17/97 5.48  20,000,000  19,951,911
3/18/97 5.48  20,000,000  19,948,952
Caisse d'Amortissement de la Dette Sociale
3/10/97 5.82  50,000,000  49,929,374
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Chrysler Financial Corp.
3/11/97 5.48% $ 10,000,000 $ 9,984,889
3/12/97 5.48  3,000,000  2,995,013
3/12/97 5.49  10,000,000  9,983,347
3/19/97 5.46  6,000,000  5,983,740
4/14/97 5.48  6,000,000  5,960,217
4/21/97 5.45  17,000,000  16,869,950
4/29/97 5.45  5,000,000  4,955,750
Citibank Credit Card Master Trust I (Dakota Certificate Program)
3/12/97 5.47  10,000,000  9,983,500
3/13/97 5.52  2,000,000  1,996,366
4/28/97 5.34  5,640,000  5,591,931
5/14/97 5.39  2,807,000  2,776,304
5/19/97 5.39  5,000,000  4,941,628
5/30/97 5.44  7,000,000  6,906,025
Commonwealth Bank of Australia
3/5/97 5.38  10,000,000  9,994,100
CoreStates Capital Corp. (a)
3/4/97 5.44  15,000,000  15,000,000
3/7/97 5.40  5,000,000  5,000,000
Cregem North America, Inc.
5/9/97 5.43  25,000,000  24,743,645
6/27/97 5.39  4,000,000  3,930,642
Den Danske Corp., Inc.
4/15/97 5.43  15,000,000  14,899,688
Eiger Capital Corp.
3/19/97 5.40  40,000,000  39,893,000
Enterprise Funding Corp.
4/7/97 5.41  5,226,000  5,197,265
4/14/97 5.35  7,877,000  7,825,975
5/2/97 5.44  3,000,000  2,972,255
Ford Credit Europe PLC
4/28/97 5.36  5,000,000  4,957,306
Ford Motor Credit Corp.
3/10/97 5.38  70,000,000  69,907,250
3/24/97 5.66  25,000,000  24,912,153
4/23/97 5.37  70,000,000  69,452,775
7/28/97 5.51  50,000,000  48,890,778
GTE Corp.
3/10/97 5.36  5,000,000  4,993,325
3/20/97 5.35  5,000,000  4,985,948
General Electric Capital Corp.
3/6/97 5.53  5,000,000  4,996,202
3/12/97 5.76  30,000,000  29,948,667
3/18/97 5.39  50,000,000  49,875,098
5/28/97 5.45  25,000,000  24,673,055
7/29/97 5.52  25,000,000  24,440,625
General Electric Co.
3/3/97 5.37  15,000,000  14,995,583
5/27/97 5.35  50,000,000  49,363,208

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
General Motors Acceptance Corp.
3/3/97 5.45% $ 15,000,000 $ 14,995,525
3/31/97 5.70  15,000,000  14,930,750
4/14/97 5.63  22,000,000  21,852,783
4/15/97 5.63  10,000,000  9,931,562
4/28/97 5.47  60,000,000  59,478,000
5/7/97 5.51  27,000,000  26,730,660
6/30/97 5.62  32,000,000  31,412,208
8/27/97 5.50  21,000,000  20,441,371
Generale Bank
3/14/97 5.69  20,000,000  19,960,062
Goldman Sachs Group, L.P. (The)
4/29/97 5.50  10,000,000  9,912,320
5/12/97 5.45  37,000,000  36,607,800
IBM Credit Corp.
3/12/97 5.38  12,000,000  11,980,567
Merrill Lynch & Co., Inc.
3/11/97 5.76  15,000,000  14,976,666
3/12/97 5.68  9,000,000  8,984,807
6/11/97 5.42  10,000,000  9,849,266
7/28/97 5.54  20,000,000  19,553,828
Morgan Stanley Group, Inc.
4/15/97 5.40  40,000,000  39,733,000
5/14/97 5.38  8,400,000  8,308,314
5/15/97 5.42  25,000,000  24,721,875
Morgan (J.P.) & Co.
3/3/97 5.34  10,000,000  9,997,056
National Bank of Canada
3/3/97 5.43  8,000,000  7,997,618
National Rural Util. Coop. Fin. Corp.
3/4/97 5.34  14,000,000  13,993,817
Nationwide Building Society
4/24/97 5.43  15,000,000  14,879,400
5/13/97 5.38  10,000,000  9,892,325
New Center Asset Trust
3/11/97 5.79  5,000,000  4,992,187
3/17/97 5.39  15,000,000  14,964,666
Norfolk Southern Corp.
3/3/97 5.27  6,525,000  6,523,093
PHH Corp.
4/11/97 5.32  5,405,000  5,372,498
Preferred Receivables Funding Corp.
4/22/97 5.35  20,000,000  19,846,889
4/25/97 5.35  35,000,000  34,717,132
SBC Finance (Del.), Inc.
3/11/97 5.76  50,000,000  49,922,222
Sears Roebuck Acceptance Corp.
3/19/97 5.37  12,000,000  11,968,020
Sherwood Medical Co.
3/10/97 5.43  4,207,000  4,201,367
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Southern Company Group
3/12/97 5.40% $ 3,000,000 $ 2,995,096
4/7/97 5.44  15,000,000  14,917,213
Textron, Inc.
3/3/97 5.50  1,000,000  999,696
3/4/97 5.50  3,000,000  2,998,633
3/5/97 5.48  2,000,000  1,998,789
3/12/97 5.48  3,000,000  2,995,005
3/14/97 5.47  1,500,000  1,497,054
3/21/97 5.47  7,000,000  6,978,844
Unifunding, Inc.
3/6/97 5.41  10,000,000  9,992,555
4/28/97 5.43  12,000,000  11,896,566
Westpac Capital Corp.
3/13/97 5.70  5,000,000  4,990,767
6/3/97 5.44  10,000,000  9,860,306
TOTAL COMMERCIAL PAPER   1,760,593,867
FEDERAL AGENCIES - 10.9%
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 0.3%
3/4/97 5.40  22,000,000  21,985,415
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 0.4%
4/29/97 5.34  25,000,000  24,786,945
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 0.6%
3/7/97 5.31  38,490,000  38,456,514
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 6.7%
3/2/97 5.38  65,000,000  64,991,426
3/3/97 5.40  100,000,000  100,000,000
3/9/97 5.40  80,000,000  79,946,036
3/13/97 5.43  50,000,000  49,969,023
3/15/97 5.36  50,000,000  49,993,412
3/20/97 5.49  15,000,000  14,999,172
3/29/97 5.31  33,000,000  32,994,564
5/1/97 5.46  15,000,000  14,995,963
   407,889,596
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 2.9%
3/21/97 5.43  28,260,000  28,175,691
3/26/97 5.44  10,410,000  10,371,179
4/1/97 5.31  50,000,000  49,776,112
4/21/97 5.34  49,500,000  49,134,648
4/30/97 5.34  32,000,000  31,722,667
   169,180,297
TOTAL FEDERAL AGENCIES   662,298,767
U.S. TREASURY OBLIGATIONS - 0.8%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY BILLS - 0.8%
3/5/98 5.67% $ 50,000,000 $ 47,290,222
BANK NOTES - 4.3%
Bank of America National Trust & Savings Assoc.
3/12/97 5.75  25,000,000  25,000,000
6/19/97 5.50  50,000,000  50,000,000
Bank of New York, NY
3/3/98 5.80  30,000,000  29,985,564
First of America Bank, Michigan
6/4/97 5.44  10,000,000  9,998,952
Huntington National Bank
9/30/97 5.85  10,000,000  10,012,204
Key Bank, N.A. (a)
3/3/97 5.35  15,000,000  14,996,390
3/3/97 5.45  25,000,000  24,994,608
Key Bank of New York
3/3/97 5.36 (a)  27,000,000  26,992,338
Morgan Guaranty Trust, NY
6/6/97 6.00  10,000,000  9,998,725
PNC Bank (a)
3/10/97 5.44  32,000,000  31,995,041
3/11/97 5.35  25,000,000  24,987,823
TOTAL BANK NOTES   258,961,645
MASTER NOTES (A) - 2.3%
Goldman Sachs Group, L.P. (The)
5/8/97 5.55  26,000,000  26,000,000
J.P. Morgan Securities
3/7/97 5.41  14,000,000  14,000,000
3/7/97 5.44  70,000,000  70,000,000
Norwest Corp.
3/3/97 5.44  32,000,000  32,000,000
TOTAL MASTER NOTES   142,000,000
MEDIUM-TERM NOTES (A) - 2.5%
General Motors Acceptance Corp.
5/1/97 5.56  26,000,000  26,000,000
6/23/97 5.62  25,000,000  24,567,354
2/13/98 5.46  11,000,000  10,997,891
Merrill Lynch & Co., Inc.
3/18/97 5.43  22,000,000  21,997,979
Norwest Corp.
4/22/97 5.55  31,000,000  31,000,000
MEDIUM-TERM NOTES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Pacific Mutual Life Insurance Co. (c)
3/9/97 5.61% $ 10,000,000 $ 10,000,000
Transamerica Life Insurance and Annuity Co. (c)
3/3/97 5.47   10,000,000  10,000,000
3/16/97 5.57   16,000,000  16,000,000
TOTAL MEDIUM-TERM NOTES   150,563,224
SHORT-TERM NOTES (A) - 4.6%
CSA Funding - C
3/7/97 5.42  5,000,000  5,000,000
Capital One Funding Corp. (1994-C)
3/7/97 5.37  17,591,000  17,591,000
Capital One Funding Corp. (1995-D)
3/7/97 5.37  16,799,000  16,799,000
Capital One Funding Corp. (1995-E)
3/7/97 5.37  10,244,000  10,244,000
Liquid Asset Backed Securities Trust (1996-1) (b)
3/15/97 5.45  28,000,000  28,000,000
Liquid Asset Backed Securities Trust (1996-2) (b)
3/3/97 5.47  35,000,000  35,000,000
SMM Trust (1996-I) (b)
3/17/97 5.46  35,000,000  35,000,000
SMM Trust (1996-P) (b)
3/31/97 5.43  45,000,000  45,000,000
SMM Trust (1996-V) (b)
3/26/97 5.64  89,000,000  89,000,000
TOTAL SHORT-TERM NOTES   281,634,000
TIME DEPOSITS - 1.8%
Bank of Tokyo - Mitsubishi Ltd.
4/3/97 5.50  16,000,000  16,000,000
SunTrust Bank, Atlanta
3/3/97 5.44  90,000,000  90,000,000
TOTAL TIME DEPOSITS   106,000,000
REPURCHASE AGREEMENTS - 4.6%
 MATURITY
 AMOUNT
In a joint trading account
 (U.S. Treasury Obligations)
 dated 2/19/97 due 3/12/97:
  At 5.30% $ 150,463,750   150,000,000

 MATURITY VALUE
 AMOUNT (NOTE 1)
 dated 2/24/97 due 3/3/97:
  At 5.36%  $ 80,083,378 $ 80,000,000
 dated 2/25/97 due 3/4/97:
  At 5.37%   50,052,208  50,000,000
 dated 2/28/97 due 3/3/97:
  At 5.43%   544,246  544,000
TOTAL REPURCHASE AGREEMENTS   280,544,000
TOTAL INVESTMENTS - 100%  $6,070,911,391
Total Cost for Income Tax Purposes $  6,070,911,391
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $232,000,000 or 3.9% of net assets.
3. Restricted security; subject to resale restrictions.
INCOME TAX INFORMATION
At August 31, 1996, the fund had a capital loss carryforward of approximately $320,000 of which $278,000 and $42,000 will expire on August 31, 2002 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 FEBRUARY 28, 1997 (UNAUDITED)

4.ASSETS

Investment in securities, at value (including repurchase agreements of $280,544,000) -                   $ 6,070,911,391
See accompanying schedule

Receivable for fund shares sold                                                                           5,051,857

Interest receivable                                                                                       34,028,841

 5.TOTAL ASSETS                                                                                           6,109,992,089

6.LIABILITIES

Payable to custodian bank                                                                 $ 185,413

Payable for investments purchased                                                          218,601,043

Distributions payable                                                                      349,913

Accrued management fee                                                                     1,906,067

Other payables and accrued expenses                                                        32,075

 7.TOTAL LIABILITIES                                                                                      221,074,511

8.NET ASSETS                                                                                             $ 5,888,917,578

Net Assets consist of:

Paid in capital                                                                                          $ 5,889,209,086

Accumulated net realized gain (loss) on investments                                                       (291,508)

9.NET ASSETS, for 5,889,209,086 shares outstanding                                                       $ 5,888,917,578

10.NET ASSET VALUE, offering price and redemption price per share                                         $1.00
($5,888,917,578 (divided by) 5,889,209,086 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)

11.12.INTEREST INCOME                                                     $ 155,447,432

13.EXPENSES

Management fee                                             $ 11,771,892

Non-interested trustees' compensation                       33,014

 Total expenses before reductions                           11,804,906

 Expense reductions                                         (836,409)      10,968,497

14.NET INTEREST INCOME                                                     144,478,935

15.16.NET REALIZED GAIN (LOSS) ON INVESTMENTS                              (42,953)


17.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 144,435,982


STATEMENT OF CHANGES IN NET ASSETS

                                                                                          SIX MONTHS          YEAR
                                                                                          ENDED               ENDED
                                                                                          FEBRUARY 28, 1997   AUGUST 31, 1996
                                                                                          (UNAUDITED)

18.INCREASE (DECREASE) IN NET ASSETS

Operations                                                                                $ 144,478,935       $ 256,164,758
Net interest income

 Net realized gain (loss)                                                                  (42,953)            (42,074)

 19.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        144,435,982         256,122,684

Distributions to shareholders from net interest income                                     (144,478,935)       (256,164,758)

Share transactions at net asset value of $1.00 per share                                   2,809,787,531       5,429,621,106
Proceeds from sales of shares

 Reinvestment of distributions from net interest income                                    144,007,750         252,826,219

 Cost of shares redeemed                                                                   (2,392,091,967)     (4,704,989,059)

20. NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS     561,703,314         977,458,266

  21.TOTAL INCREASE (DECREASE) IN NET ASSETS                                               561,660,361         977,416,192

22.NET ASSETS

 Beginning of period                                                                       5,327,257,217       4,349,841,025

 End of period                                                                            $ 5,888,917,578     $ 5,327,257,217


FINANCIAL HIGHLIGHTS
      SIX MONTHS          YEARS ENDED AUGUST 31,                 TEN MONTHS
      ENDED                                                      ENDED
      FEBRUARY 28, 1997                                          AUGUST 31,


                                           (UNAUDITED)   1996          1995          1994          1993          1992

23.SELECTED PER-SHARE DATA

Net asset value, beginning of period       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

Income from Investment Operations           .026          .053          .054          .034          .030          .035
Net interest income

Less Distributions

 From net interest income                   (.026)        (.053)        (.054)        (.034)        (.030)        (.035)

Net asset value, end of period             $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

24.TOTAL RETURN B, C                        2.60%         5.40%         5.57%         3.41%         3.09%         3.50%

25.RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)    $ 5,888,918   $ 5,327,257   $ 4,349,841   $ 2,799,925   $ 1,705,966   $ 1,516,346

Ratio of expenses to average net            .42% A        .37%          .42%          .42%          .42%          .42% A
assets                                                   E

Ratio of expenses to average net            .39% A,       .34%          .42%          .42%          .42%          .42% A
assets after expense reductions            D             D

Ratio of net interest income to average     5.14% A       5.31%         5.49%         3.44%         3.05%         4.12% A
net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Retirement Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial state-ments have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .42% of the fund's average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
4. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $836,409 under these arrangements.





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Sarah H. Zenoble, VICE PRESIDENT
Robert K. Duby, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY